Fair Value Measurements and Hierarchy - Summary of Carrying Amounts of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets:
Cash and restricted cash	$ 95,534	$ 115,174	$ 5,998
Accounts receivable	24,513	20,007	17,146
Other receivables	1,279	1,237	113
Financial liabilities:
Accounts payable	12,596	15,559	12,643
Derivative Warrant Liability
Financial liabilities:
Derivative warrant liabilities	3,654	2,193	0
Derivative Earnout
Financial liabilities:
Derivative warrant liabilities	$ 20,578	$ 60,018	$ 0